UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Blue Creek Investment Partners, LLC.
Address: 100 Church Street
         Suite 500
         Huntsville, AL 35801

13F File Number:  28-12097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alan L. Bagwell
Title:     Principal
Phone:     205-704-0505

Signature, Place, and Date of Signing:

     /s/ Alan L. Bagwell     Huntsville, AL     July 16, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $116,412 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH            COM              002896207     3192    43732 SH       Sole                    37051              6681
AETNA INC NEW COM              COM              00817Y108     4169    84395 SH       Sole                    71752             12643
AFLAC INC                      COM              001055102     3534    68762 SH       Sole                    58223             10539
AMDOCS LTD ORD                 COM              G02602103     3211    80631 SH       Sole                    68442             12189
AMERICAN INTL GROUP COM        COM              026874107     3325    47486 SH       Sole                    40120              7366
APPLE COMPUTER INC COM         COM              037833100     8932    73189 SH       Sole                    66684              6505
BANCORPSOUTH INC COM           COM              059692103      439    17937 SH       Sole                    17937
BED BATH & BEYOND INC COM      COM              075896100     2863    79561 SH       Sole                    66585             12976
CELGENE CORP                   COM              151020104     3698    64497 SH       Sole                    54560              9937
CERADYNE INC COM               COM              156710105     4811    65043 SH       Sole                    54875             10168
COACH INC COM                  COM              189754104     3912    82545 SH       Sole                    70415             12130
CORE LABORATORIES N V COM      COM              N22717107     4339    42671 SH       Sole                    36375              6296
DIRECTV GROUP INC COM          COM              25459L106     4488   194206 SH       Sole                   167070             27136
GENENTECH INC                  COM              368710406     2663    35199 SH       Sole                    29116              6083
GLOBALSANTAFE CP               COM              G3930E101     4241    58698 SH       Sole                    49998              8700
GOOGLE INC                     COM              38259P508     4021     7692 SH       Sole                     6534              1158
INFOSYS TECH LTD SPONSORED ADR COM              456788108     3347    66434 SH       Sole                    53892             12542
KOHLS CORP COM                 COM              500255104     3280    46184 SH       Sole                    39061              7123
MORGAN STANLEY COM NEW         COM              617446448     3931    46870 SH       Sole                    39320              7550
MSC INDL DIRECT INC CL A       COM              553530106     4763    86608 SH       Sole                    72508             14100
NATL INSTRUMENTS CORP          COM              636518102     4238   130106 SH       Sole                   110161             19945
NOVELLUS SYS INC COM           COM              670008101     2296    80925 SH       Sole                    64719             16206
NVIDIA CORP COM                COM              67066G104     8384   202943 SH       Sole                   182844             20099
ORACLE CORP COM                COM              68389X105     3945   200140 SH       Sole                   170840             29300
ORBITAL SCIENCES CORP COM      COM              685564106      510    24294 SH       Sole                    24294
PRUDENTIAL FINCL INC           COM              744320102     3805    39137 SH       Sole                    33201              5936
SCHWAB CHARLES CP NEW COM      COM              808513105      328    16000 SH       Sole                                      16000
SMITH INTL                     COM              832110100     3584    61119 SH       Sole                    51001             10118
STRYKER CORP COM               COM              863667101     5261    83392 SH       Sole                    70478             12914
THE MENS WEARHOUSE             COM              587118100     4086    80017 SH       Sole                    67846             12171
WALGREEN CO COM                COM              931422109     2814    64641 SH       Sole                    53834             10807